1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2025
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation
Shares Security Description Value
Common Stock - 99.7%
Communication Services - 5.0%
48,627 Alphabet, Inc., Class C $ 11,843,106
Consumer Discretionary - 5.8%
62,761 Amazon.com, Inc.
(a)
13,780,433
Financials - 17.3%
8,283 Kinsale Capital Group, Inc. 3,522,429
19,697 Mastercard, Inc., Class A 11,203,851
12,521 Moody's Corp. 5,966,006
5,282 MSCI, Inc. 2,997,060
10,654 S&P Global, Inc.
(a)
5,185,408
34,922 Visa, Inc., Class A 11,921,672
40,796,426
Health Care - 12.7%
67,000 Bio-Techne Corp. 3,727,210
29,697 Danaher Corp. 5,887,727
9,320 Intuitive Surgical, Inc.
(a)
4,168,184
10,950 Thermo Fisher Scientific, Inc. 5,310,969
26,627 Veeva Systems, Inc., Class A
(a)
7,932,449
11,078 West Pharmaceutical Services, Inc. 2,906,092
29,932,631
Industrials - 18.7%
23,092 Booz Allen Hamilton Holding Corp. 2,308,045
76,565 Copart, Inc.
(a)
3,443,128
41,932 HEICO Corp., Class A 10,654,502
6,195 TransDigm Group, Inc.
(a)
8,165,134
81,952 Uber Technologies, Inc.
(a)
8,028,837
56,652 Veralto Corp. 6,039,670
31,277 Waste Connections, Inc. 5,498,497
44,137,813
Information Technology - 28.5%
13,830 Apple, Inc. 3,521,533
4,044 ASML Holding NV 3,914,956
19,715 Cadence Design Systems, Inc.
(a)
6,925,091
22,824 Guidewire Software, Inc.
(a)
5,246,324
7,548 Intuit, Inc. 5,154,605
21,846 Manhattan Associates, Inc.
(a)
4,477,993
22,682 Microsoft Corp. 11,748,142
7,848 Monolithic Power Systems, Inc. 7,225,183
10,546 Motorola Solutions, Inc. 4,822,580
54,572 Procore Technologies, Inc.
(a)
3,979,390
5,072 ServiceNow, Inc.
(a)
4,667,660
3,482 Synopsys, Inc.
(a)
1,717,984
7,505 Tyler Technologies, Inc.
(a)
3,926,316
67,327,757
Shares Security Description Value
Materials - 7.0%
16,250 Ecolab, Inc. $ 4,450,225
13,216 The Sherwin-Williams Co. 4,576,172
24,452 Vulcan Materials Co. 7,521,924
16,548,321
Real Estate - 4.7%
44,590 CBRE Group, Inc., Class A
(a)
7,025,600
50,240 CoStar Group, Inc.
(a)
4,238,749
11,264,349
Total Common Stock (Cost $110,154,503) 235,630,836
Money Market Fund - 0.4%
872,124 First American Treasury
Obligations Fund,
Class X, 4.01%
(b)
(Cost $872,124) 872,124
Investments, at value - 100.1% (Cost
$111,026,627) $ 236,502,960
Other Assets & Liabilities, Net - (0.1)% (297,389)
Net Assets - 100.0% $ 236,205,571
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September 30,
2025.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2025
and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 236,502,960
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 236,502,960